Vessels, net and assets held for sale	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Vessels, net and assets held for sale

5. Vessels, net and assets held for sale

The following table presents an analysis of vessels:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2017	$855,497	$(131,591)	$723,906

Improvements	824	—	824
Depreciation for the period	—	(34,918)	(34,918)
Impairment of vessels	(9,279)	5,997	(3,282)
Classification as asset held for sale	(28,862)	—	(28,862)

Balance as at December 31, 2017	$818,180	$(160,512)	$ 657,668

Improvements	277	—	277
Depreciation for the period	—	(32,113)	(32,113)
Impairment of vessel	(78,607)	49,802	(28,805)
Disposals	(10,927)	—	(10,927)

Balance as at December 31, 2018	$ 728,923	$ (142,823)	$ 586,100

All of the Partnership’s vessels as of December 31, 2018 have been provided as collateral to secure the Partnership’s credit facilities.

On September 11, 2018 the Partnership entered into a Memorandum of Agreement (“MOA”) with an unrelated party for the disposal of the M/T Amore Mio II at a price of $11,150. Upon entering into the agreement the Partnership determined that the M/T Amore Mio II met the criteria to be classified as held for sale as described in note 2(i) and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $28,805 in the consolidated statement of comprehensive (loss) / income for the year ended December 31, 2018, reducing the vessel’s carrying value to $10,927. The vessel was delivered to its buyer on October 15, 2018.

On December 22, 2017 the Partnership entered into an MOA with an unrelated party for the disposal of the M/T Aristotelis at a price of $29,400. Upon entering into the agreement, the Partnership determined that M/T Aristotelis met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $3,282 in the consolidated statement of comprehensive (loss) / income for the year ended December 31, 2017, reducing the vessel’s carrying value to $28,862. As of January 1, 2018 the amount of $29,027 represented the vessel’s fair value less cost to sell of $28,862 and inventories of $165. Under this agreement, as amended, the vessel was delivered to its Buyer on April 25, 2018.

During 2018 and 2017, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $277 and $824 respectively and were capitalized as part of the vessels’ cost.

During 2018, the Partnership paid advances of $2,055 relating to the construction of exhaust gas cleaning systems that will be installed to certain of its vessels, which are included in “Prepayments and other assets” in the Partnership’s consolidated balance sheets. During 2017, the Partnership did not pay any advances relating to the construction of exhaust gas cleaning systems.